Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

6. Property, Plant and Equipment, Net

Property, plant and equipment consisted of the following as of:

	Estimated	December 31,	December 31,
	Useful Life	2023	2022
Machinery and equipment	5-10 years	$30,000	$25,000
Construction in progress		263,000	251,000
Total Cost		293,000	276,000
Less accumulated depreciation		6,000	-
Property, plant and equipment, net		$287,000	$276,000

Depreciation expense for the years-ended December 31, 2023 and 2022 were approximately $6,000 and $0, respectively.